COLUMBIA COMMON STOCK FUND, INC.
                           COLUMBIA GROWTH FUND, INC.
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                       COLUMBIA SHORT TERM BOND FUND, INC.
                   COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                   COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                          COLUMBIA DAILY INCOME COMPANY

     Supplement to Statement of Additional Information dated January 1, 2004
                  (Replacing Supplement dated March 31, 2004)

The following sections describing Directors and Officers under Management are restated in entirety. All references to Joseph R. Palombo therein and within the Management section of the statement of additional information have been omitted.

Directors and Officers

DISINTERESTED DIRECTORS:
                                                                                                 Number of
                                                                                               Portfolios in
                            Position(s)    Term of Office                                      Fund Complex
      Name, Address            Held        and Length of          Principal Occupation(s)        Overseen      Other Directorships
         and Age            with Funds     Time Served*(1)        During Past Five Years        By Trustee(1)  Held by Trustee
      -------------         ----------     -------------          ----------------------        ------------   ---------------
Douglas A. Hacker (Age 48)  Director       Since            Executive Vice President - Strategy      118       Orbitz, Inc. (on-line
p.o. bOX 66100                             October 2003     of United Airlines (airline) since                  travel company)
Chicago, IL 60666                                           December, 2002 (formerly President
                                                            of UAL Loyalty Services (airline)
                                                            from September, 2001 to December,
                                                            2002; Executive Vice President and
                                                            Chief Financial Officer of United
                                                            Airlines from March, 1999 to
                                                            September, 2001; Senior Vice
                                                            President-Finance from March, 1993
                                                            to July, 1999).

Janet Langford Kelly        Director       Since            Private Investor since March, 2004       118              None
(Age 46)                                   October 2003     (formerly Chief Administrative
9534 W. Gull Lake Drive                                     Officer and Senior Vice President,
Richland, MI  49083-8530                                    Kmart Holding Corporation (consumer
                                                            goods), from September, 2003 to
                                                            March, 2004; Executive Vice
                                                            President-Corporate Development and
                                                            Administration, General Counsel and
                                                            Secretary, Kellogg Company (food
                                                            manufacturer), from September, 1999
                                                            to August, 2003; Senior Vice
                                                            President, Secretary and General
                                                            Counsel, Sara Lee Corporation
                                                            (branded, packaged,
                                                            consumer-products manufacturer)
                                                            from January, 1995 to September,
                                                            1999).

                                                                                                 Number of
                                                                                               Portfolios in
                            Position(s)    Term of Office                                      Fund Complex
      Name, Address            Held        and Length of          Principal Occupation(s)        Overseen      Other Directorships
         and Age            with Funds     Time Served*(1)        During Past Five Years        By Trustee(1)  Held by Trustee
      -------------         ----------     -------------          ----------------------        ------------   ---------------
Richard W. Lowry (Age 68)   Director       Since            Private Investor since August, 1987      120(3)           None
10701 Charleston Drive                     October 2003     (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                        Officer, U.S. Plywood Corporation
                                                            (building products manufacturer)).

Charles R. Nelson (Age 62)  Director       Served for       Professor of Economics, University       118              None
Department of Economics                    1 year           of Washington, since January, 1976;
University of Washington                                    Ford and Louisa Van Voorhis
Seattle, WA 98195                                           Professor of Political Economy,
                                                            University of Washington, since
                                                            September, 1993 (formerly Director,
                                                            Institute for Economic Research,
                                                            University of Washington from
                                                            September, 2001 to June, 2003)
                                                            Adjunct Professor of Statistics,
                                                            University of Washington, since
                                                            September, 1980; Associate Editor,
                                                            Journal of Money Credit and
                                                            Banking, since September, 1993;
                                                            consultant on econometric and
                                                            statistical matters.


John J. Neuhauser (Age 61)  Director       Since            Academic Vice President and Dean of      121(3),(4)  Saucony, Inc.
84 College Road                            October 2003     Faculties since August, 1999,                       (athletic footwear)
Chestnut Hill, MA                                           Boston College (formerly Dean, Boston
02467-3838                                                  College School of Management from
                                                            September, 1977 to September, 1999).

Patrick J. Simpson (Age 60) Director       Served for       Partner, Perkins Coie L.L.P.             118              None
1120 N.W. Couch Street                     3 years          (law firm).
Tenth Floor
Portland, OR 97209-4128

Thomas E. Stitzel (Age 68)  Director       Since            Business Consultant since 1999           118              None
2208 Tawny Woods Place                     October 2003     (formerly Professor of Finance
Boise, ID  83706                                            from 1975 to 1999, College of
                                                            Business, Boise State University);
                                                            Chartered Financial Analyst.

Thomas C. Theobald          Director and   Since            Partner and Senior Advisor, Chicago      118       Anixter International
(Age 67) (5)                Chairman of    October 2003     Growth Partners (private equity                    (network support
303 W. Madison              the Board                       investing) since September, 2004                   equipment
Suite 2500                                                  (formerly Managing Director, William               distributor); Ventas,
Chicago, IL 60606                                           Blair Capital Partners (private equity             Inc. (real estate
                                                            investing) from September, 1994 to                 investment trust);
                                                            September, 2004).                                  Jones Lang LaSalle
                                                                                                               (real estate
                                                                                                               management services)
                                                                                                               and MONY Group (life
                                                                                                               insurance)

Anne-Lee Verville (Age 59)  Director       Since            Retired since 1997 (formerly General     119(4)    Chairman of the Board
359 Stickney Hill Road                     October 2003     Manager, Global Education Industry, IBM            of Directors, Enesco
Hopkinton, NH  03229                                        Corporation (computer and technology)              Group, Inc.(designer,
                                                            from 1994 to 1997).                                importer and
                                                                                                               distributor of
                                                                                                               giftware and
                                                                                                               collectibles)

                                                                                                 Number of
                                                                                               Portfolios in
                            Position(s)    Term of Office                                      Fund Complex
      Name, Address            Held        and Length of          Principal Occupation(s)        Overseen      Other Directorships
         and Age            with Funds     Time Served*(1)        During Past Five Years        By Trustee(1)  Held by Trustee
      -------------         ----------     -------------          ----------------------        ------------   ---------------

Richard L. Woolworth        Director       Served for 12    Retired since December 2003                 118    Northwest Natural Gas
(Age 63)                                       years        (formerly Chairman and Chief                       Co. (natural gas
100 S.W. Market Street                                      Executive Officer, The Regence Group               service provider)
#1500                                                       (regional health insurer); Chairman
Portland, OR 97207                                          and Chief Executive Officer,
                                                            BlueCross BlueShield of Oregon;
                                                            Certified Public Accountant, Arthur
                                                            Young & Company)


INTERESTED DIRECTOR:

                                                                                                 Number of
                                                                                               Portfolios in
                            Position(s)    Term of Office                                      Fund Complex
      Name, Address            Held        and Length of          Principal Occupation(s)        Overseen      Other Directorships
         and Age            with Funds     Time Served*(1)        During Past Five Years        By Director(1)  Held by Director
      -------------         ----------     -------------          ----------------------        ------------   ---------------

William E. Mayer(2)(Age 64) Director       Since            Managing Partner, Park Avenue            120(3)    Lee Enterprises
399 Park Avenue                            October 2003     Equity Partners (private equity)                   (print media), WR
Suite 3204                                                  since February, 1999 (formerly                     Hambrecht + Co.
New York, NY 10022                                          Founding Partner, Development                      (financial service
                                                            Capital LLC from November 1996                     provider); First
                                                            to February, 1999).                                Health (healthcare);
                                                                                                               Reader's Digest
                                                                                                               (publishing);
                                                                                                               OPENFIELD Solutions
                                                                                                               (retail industry
                                                                                                               technology provider)
* Each director serves for an indefinite term until the date the director resigns, retires or is removed in accordance with the Bylaws of each Fund.


1 As of December 31, 2003, the Columbia Complex consisted of 132 open-end and 15 closed end management investment company portfolios. In October 2003, the trustees of the Liberty Funds and Stein Roe Funds were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.
2 Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
3 Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds.
4 Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the
Advisor.
5 Mr. Theobald was appointed as Chairman of the Board effective December 10,
2003.

PRINCIPAL OFFICERS:
                                                     Term of
                                                     Office and
          Name, Address              Position(s)    Length of Time                                Principal Occupation(s)
             and Age                 with Funds        Served                                     During Past Five Years
             -------                 -----------       ------                                     ----------------------
Christopher L. Wilson (Age 47)        President        Since       President of the Columbia Funds, Liberty Funds and Stein Roe
One Financial Center                                    2004       Funds since October, 2004 (formerly President and Chief
Boston, MA 02111                                                   Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                                   September, 1998 to August, 2004).

J. Kevin Connaughton (Age 39)         Treasurer        Since       Treasurer of the Columbia Funds since October, 2003 and of the
One Financial Center                                    2000       Liberty Funds, Stein Roe Funds and All-Star Funds since
Boston, MA 02111                                                   December, 2000; Vice President of the Advisor since April, 2003
                                                                   (formerly President of the Columbia Funds, Liberty Funds and
                                                                   Stein Roe Funds from February, 2004 to October, 2004; Chief
                                                                   Accounting Officer and Controller of the Liberty Funds and of
                                                                   the All-Star Funds from February, 1998 to October, 2000);
                                                                   Treasurer of the Galaxy Funds since September, 2002; Treasurer,
                                                                   Columbia Management Multi-Strategy Hedge Fund, LLC since
                                                                   December, 2002 (formerly Vice President of Colonial Management
                                                                   Associates, Inc. from February, 1998 to October, 2000).

Mary Joan Hoene (Age 54)             Senior Vice       Since       Senior Vice President and Chief Compliance Officer of the
40 West 57th Street                   President         2004       Columbia Funds, Liberty Funds and Stein Roe Funds since August,
New York, NY 10019                    and Chief                    2004; Chief Compliance Officer of the All-Star Funds since
                                     Compliance                    2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999
                                      Officer                      to December, 2000; Vice President and Counsel, Equitable Life
                                                                   Assurance Society of the United States from April, 1998 to
                                                                   November, 1999,).

Michael G. Clarke (Age 34)              Chief          Since       Chief Accounting Officer of the Columbia Funds, Liberty Funds,
One Financial Center                 Accounting         2004       Stein Roe Funds and All-Star Funds since October, 2004
Boston, MA 02111                       Officer                     (formerly Controller of the Columbia Funds, Liberty Funds, Stein
                                                                   Roe Funds and All-Star Funds from May, 2004 to October, 2004;
                                                                   Assistant Treasurer from June, 2002 to May, 2004; Vice
                                                                   President, Product Strategy & Development of the Liberty Funds
                                                                   and Stein Roe Funds from February, 2001 to June, 2002; Assistant
                                                                   Treasurer of the Liberty Funds, Stein Roe Funds and the All-Star
                                                                   Funds from August, 1999 to February, 2001; Audit Manager,
                                                                   Deloitte & Toche LLP from May, 1997 to August, 1999).

Jeffrey R. Coleman (Age 34 )         Controller         2004       Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds
One Financial Center                                               and All-Star Funds since October, 2004 (formerly Vice President
Boston, MA 02111                                                   of CDC IXIS Asset Management Services, Inc. and Deputy Treasurer
                                                                   of the CDC Nvest Funds and Loomis Sayles Funds from February,
                                                                   2003 to September, 2004; Assistant Vice President of CDC IXIS
                                                                   Asset Management Services, Inc. and Assistant Treasurer of the
                                                                   CDC Nvest Funds from August, 2000 to February, 2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

David A. Rozenson (Age 50)            Secretary         2003       Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds
One Financial Center                                               and All-Star Funds since December, 2003; Senior Counsel, Bank
Boston, MA 02111                                                   of America Corporation (formerly FleetBoston Financial
                                                                   Corporation) since January, 1996; Associate General Counsel,
                                                                   Columbia Management Group since November, 2002.


COL-35/377T-1004                                                                                            October 21, 2004